TIAA-CREF Lifestyle Aggressive Growth Fund
TIAA-CREF Lifestyle Aggressive Growth Fund

TIAA-CREF Funds	Supplement

TIAA-CREF Lifestyle Funds

SUPPLEMENT NO. 1

dated November 8, 2019 to the Statutory Prospectus

dated October 1, 2019

Effective immediately, each Lifestyle Fund’s target allocations to the U.S. Equity market sector will include investments in Class R6 shares of the Nuveen Dividend Value Fund, a series of Nuveen Investment Funds, Inc. The Nuveen Dividend Value Fund’s investment objective is long-term growth of capital and income. Under normal market conditions, the Nuveen Dividend Value Fund invests at least 80% of its assets in equity securities. The Nuveen Dividend Value Fund’s benchmark index is the Russell 1000® Value Index. For a detailed discussion of the investment strategies and risks of the Nuveen Dividend Value Fund, see the Prospectus for the Class R6 shares of the Nuveen Dividend Value Fund available on the Nuveen Dividend Value Fund’s website, www.nuveen.com/mutual-funds, by navigating to the Nuveen Dividend Value Fund’s web page for Class R6 shares and clicking on the “Prospectus” link. By on or about January 1, 2020, Teachers Advisors, LLC, the Lifestyle Funds’ investment adviser, expects allocations to the Nuveen Dividend Value Fund to range from approximately 1% to 3% of assets, depending on the Lifestyle Fund.

Effective immediately, the Annual Fund Operating Expenses table for the Lifestyle Aggressive Growth Fund on page 47 of the Statutory Prospectus is hereby replaced with the following:
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TIAA-CREF Lifestyle Aggressive Growth Fund		Institutional Class	Advisor Class		Premier Class	Retirement Class	Retail Class
Management fees		0.10%	0.10%		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) fees					0.15%		0.25%
Other expenses		0.18%	0.26%	[1]	0.18%	0.42%	0.22%
Acquired Fund fees and expenses	[1],[2]	0.47%	0.47%		0.47%	0.47%	0.47%
Total annual Fund operating expenses		0.75%	0.83%		0.90%	0.99%	1.04%
Waivers and expense reimbursements	[3]	(0.18%)	(0.18%)		(0.18%)	(0.17%)	(0.17%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		0.57%	0.65%		0.72%	0.82%	0.87%
[1]	Restated to reflect estimates for the current fiscal year.
[2]	"Acquired Fund fees and expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund fees and expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund's annual report.
[3]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, LLC ("Advisors"), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.10% of average daily net assets for Institutional Class shares; (ii) 0.25% of average daily net assets for Advisor Class shares; (iii) 0.25% of average daily net assets for Premier Class shares; (iv) 0.35% of average daily net assets for Retirement Class shares; and (v) 0.49% of average daily net assets for Retail Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2020, unless changed with approval of the Board of Trustees.

Effective immediately, the table in the “Example” sub-section for the Lifestyle Aggressive Growth Fund on page 47 of the Statutory Prospectus is hereby replaced with the following:
Expense Example - TIAA-CREF Lifestyle Aggressive Growth Fund - USD ($)	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
1 year	$ 58	$ 66	$ 74	$ 84	$ 89
3 years	222	247	269	298	314
5 years	399	443	481	531	558
10 years	$ 913	$ 1,009	$ 1,091	$ 1,198	$ 1,256